INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments	The following table presents sales to and purchases from investments in unconsolidated affiliates for the three and six months ended June 30, 2025 and June 30, 2024:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

	(U.S. Dollars in thousands)
Sales	$20,886	$25,440	$53,329	$56,651
Purchases	47,014	41,277	81,409	75,899
The following tables presents amounts due from and to investments in unconsolidated affiliates as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$16,892	$26,053
Amounts due from investments in unconsolidated affiliates presented within other receivables	10,001	2,374
Amounts due from investments in unconsolidated affiliates presented within other assets	9,246	8,132
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(12,204)	(9,778)